Equity Investment (Details) - Schedule of investment in affiliate of activity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of investment in affiliate of activity [Abstract]
Investment in affiliated company, Beginning balance	$ 6,729	$ 7,568
Investment in affiliated company, Beginning balance percentage	24.12%	35.91%
Gain from issuance of shares to third parties		$ 1,941
Equity in net loss of affiliated company	$ (2,718)	(2,780)
Investment in affiliated company, Beginning balance	$ 4,011	$ 6,729
Investment in affiliated company, Beginning balance percentage	19.34%	24.12%